[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Value Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Value Fund

1. What is the fund's investment objective?

Value seeks long-term capital growth. Income is a secondary objective.

2. What is the fund's investment strategy?

The fund managers use a value investment strategy that looks for medium to large companies whose stock price is less than they believe the company is worth in the market. They attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to a level the managers believe more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the stock price or may be outside of the companies' historical range. The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

Under normal market conditions, the fund managers intend to keep at least 65% of the fund's assets invested in U.S. equity securities of medium to large companies. The fund managers consider medium to large companies to include those with a market capitalization (the number of out standing shares times the share price) that is larger than the largest company in the S&P SmallCap 600/BARRA Value Index. As of March 31, 2000, the largest company in the index had a market capitalization of $2.3 billion. The S&P SmallCap 600/BARRA Value Index is an unmanaged stock index which tracks the performance of small companies that may be attractive to investors using the value style of investing.

When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

Additional information about Value's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
  The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Value owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. If the market does not consider the individual stocks purchased by Value to be undervalued, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.
  Although the fund managers invest the fund's assets primarily in U.S. stocks, the fund can invest in securities of foreign companies. To the extent the fund invests in foreign securities, the overall risk of the funds could be affected. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

In summary, Value is intended for investors who seek long-term capital growth through an equity fund utilizing the value style of investing and who are willing to accept the risks associated with that investment strategy.

Fund Performance

The following bar chart shows the actual performance of Value's Investor Class shares for each full calendar year since the fund's inception on September 1, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

      1999        1998        1997        1996        1995        1994
      -0.80%      4.99%       26.01%      24.25%      32.80%      3.99%
  As of March 31, 2000, the end of the most recent calendar quarter, Value's year-to-date return was -2.20%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                       Lowest
================================================================================
Value                         18.45% (2Q 1999)              -11.00% (3Q 1999)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparisons.

--------------------------------------------------------------------------------
                             1 year            5 years        Life of Fund(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
    Value                     1.42%             13.68%            13.27%
    S&P 500 Index            17.94%             26.76%            21.96%
    S&P 500/BARRA
      Value Index             9.85%             20.75%            16.98%
--------------------------------------------------------------------------------
  The inception date for Value is September 1, 1993.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                          1.00%
    Distribution and Service (12b-1) Fees                   None
    Other Expenses                                          0.00%(1)
    Total Annual Fund Operating Expenses                    1.00%
--------------------------------------------------------------------------------
  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above
. . . your cost of investing in the fund would be:
--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $102               $318              $551             $1,219

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Value team:

Phillip N. Davidson, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Value since joining American Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.

Scott A. Moore, Vice President and Portfolio Manager, has been a member of the team that manages Value since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an Investment Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a Chartered Financial Analyst.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Value for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Value pays distributions from net investment income quarterly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19949 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Equity Income Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Equity Income Fund

1. What is the fund's investment objective?

Equity Income seeks current income. Capital appreciation is a secondary objective.

2. What is the fund's investment strategy?

The fund managers look for stocks with a favorable dividend-paying history that have the prospects for dividend payments to continue or increase. Secondarily, the fund managers look for the possibility that the stock price may increase. The fund seeks to receive dividend payments that provide the fund a yield that exceeds the yield of the stocks comprising the S&P 500 Index.

Under normal circumstances, the fund managers intend to keep at least 85% of the fund's assets in income-paying securities and at least 65% of its assets in U.S. equity securities. A portion of the fund's assets may be invested in bonds and other fixed-income securities.

When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

Additional information about Equity Income's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
  The value of Equity Income's shares depends on the value of the securities it owns and the amount of dividends and interest paid to the fund. The value of the individual securities the fund owns and the dividends they pay will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
  The value of Equity Income's assets invested in bonds and other fixed-income securities will go up and down as prevailing interest rates change. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline.
  If the individual stocks Equity Income owns do not continue or increase dividend payments, or their stock price declines, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.

In summary, Equity Income is intended for investors who seek current income through an equity fund that invests primarily in dividend-paying stocks and who are willing to accept the risks associated with that investment strategy.

Fund Performance

The following bar chart shows the actual performance of Equity Income's Investor Class shares for each full calendar year since the fund's inception on August 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

      1999        1998        1997        1996        1995
      -0.18%      12.97%      28.26%      23.31%      29.63%
  As of March 31, 2000, the end of the most recent calendar quarter, Equity Income's year-to-date return was -0.85%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
================================================================================
Equity Income                 14.19% (4Q 1998)        -6.23% (3Q 1998)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. The Lipper Equity Income Fund Index is a non-weighted index of the 30 largest equity income mutual funds.

--------------------------------------------------------------------------------
                             1 year            5 years        Life of Fund(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
     Equity Income            3.88%             15.79%           15.88%
     S&P 500 Index           17.94%             26.76%           25.65%
     Lipper Equity Income
        Fund Index            3.25%             15.91%           15.15%
--------------------------------------------------------------------------------
  The inception date for Equity Income is August 1, 1994.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
     Management Fee                                               1.00%
     Distribution and Service (12b-1) Fees                        None
     Other Expenses                                               0.00%(1)
     Total Annual Fund Operating Expenses                         1.00%
--------------------------------------------------------------------------------
  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above
. . . your cost of investing in the fund would be:
--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $102              $318              $551              $1,219

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Equity Income team:

Phillip N. Davidson, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages Equity Income since its inception in August 1994. He joined American Century in September 1993. Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.

Scott A. Moore, Vice President and Portfolio Manager, has been a member of the team that manages Equity Income since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an Investment Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri - Columbia. He is a Chartered Financial Analyst.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Equity Income for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Equity Income pays distributions from net investment income quarterly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19950 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Large Cap Value Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Large Cap Value Fund

1. What is the fund's investment objective?

Large Cap Value seeks long-term capital growth. Income is a secondary objective.

2. What is the fund's investment strategy?

The fund managers use a value investment strategy that looks for larger companies whose stock price is less than they believe the company is worth in the market. They attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to a level the managers believe more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the stock price or may be outside of the companies' historical range. The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

Under normal market conditions, the fund managers intend to keep at least 65% of the fund's assets invested in U.S. equity securities of issuers ranking generally among the 1,000 largest companies in the United States as measured by their market capitalization. "Market capitalization" of a company is the number of its outstanding shares times the share price.

When the fund managers believe that it is prudent, they also may invest in other securities including non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

Additional information about Large Cap Value's investments is available in its annual and semiannual report. In this report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
  The value of Large Cap Value's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. If the market does not consider the individual stocks purchased by Large Cap Value to be undervalued, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.
  Although the fund managers invest the fund's assets primarily in U.S. stocks, Large Cap Value can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

In summary, Large Cap Value is intended for investors who seek long-term capital growth through an equity fund utilizing the value style of investing and who are willing to accept the risks associated with that investment strategy.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                          0.90%(1)
    Distribution and Service (12b-1) Fees                   None
    Other Expenses                                          0.00%(2)
    Total Annual Fund Operating Expenses                    0.90%
--------------------------------------------------------------------------------
  The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, are expected to be less than 0.005% for the current fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $92               $286              $497              $1,104

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Large Cap Value team:

Mark L. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior Vice President, has been a member of the team that manages Large Cap Value since its inception in July 1999. He joined American Century in April 1997. From August 1978 until he joined American Century, he was employed in several positions by Federated Investors and served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990. He has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered Financial Analyst.

Charles Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Cap Value since its inception in July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as Vice President and Portfolio Manager. He has a bachelor's degree in mathematics and a master's in economics from Carnegie Mellon University. He also has an MBA from the University of Chicago. He is a Chartered Financial Analyst.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access the Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Large Cap Value for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Large Cap Value pays distributions from net investment income quarterly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as:

  telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-20004 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Equity Index Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Equity Index Fund

1. What is the fund's investment objective?

Equity Index seeks long-term capital growth.

2. What is the fund's investment strategy?

Equity Index seeks to match, as closely as possible, the investment characteristics and results of the S&P 500 Index. The fund managers buy and sell stocks and other securities in order to build an investment portfolio that seeks to match the investment characteristics of the S&P 500 Index.

The fund managers will invest primarily in the stocks contained in the S&P 500 Index in order of their weightings in the index, beginning with the stocks that make up the largest portion of the index. The fund attempts to be fully invested at all times in the stocks that comprise the S&P 500 Index and, in any event, will keep at least 80% of the fund's total assets invested this way.

The S&P 500 Index is an unmanaged index composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's, a division of The McGraw-Hill Companies, Inc., chooses the stocks included in the S&P 500 Index. The weightings of stocks in the S&P 500 Index are based on each stock's total market capitalization relative to the other stocks contained in the index. Because of this weighting, the fund expects that the 50 largest companies will comprise a large proportion of the S&P 500 Index.

When the fund managers believe that it is prudent, they also may invest in S&P 500 Index futures and options. The fund will purchase futures and options on a non-leveraged basis. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. S&P 500 Index futures and options can help the fund's assets remain liquid while performing more like the S&P 500 Index.

"Standard & Poor's®," "S&P 500®" and "S&P®" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by American Century. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Inclusion of a security in the S&P 500 Index in no way implies an opinion by Standard & Poor's as to its attractiveness as an investment.

Additional information about Equity Index's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
  The value of Equity Index's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Equity Index owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
  The fund managers' ability to match the performance of the S&P 500 Index may be affected by many factors, such as changes in securities markets, the manner in which the total return of the S&P 500 Index is calculated, the size of the fund's portfolio, the amount of cash held in the fund's portfolio, and the amount and timing of shareholder purchases and redemptions. The fund managers will use cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the S&P 500 Index.
  It is intended that Equity Index will be diversified to the extent that the S&P 500 Index is diversified. Because of the composition of the S&P 500 Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry or economic sector. As a result, the fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry than other equity funds using different investment styles.

In summary, Equity Index is intended for investors who seek long-term capital growth by matching, as closely as possible, the investment characteristics and results of the S&P 500 Index and who are willing to accept the risks associated with the fund's investment strategy.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                                0.49%
    Distribution and Service (12b-1) Fees                         None
    Other Expenses                                                0.00%(1)
    Total Annual Fund Operating Expenses                          0.49%
--------------------------------------------------------------------------------
  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $50               $157              $274              $615

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. The advisor has, in turn, hired Barclays Global Fund Advisors to make the day-to-day investment decisions for the fund. Barclays Global Fund Advisors performs this function under the supervision of American Century Investment Management, Inc. and the fund's Board of Directors.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $10,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Equity Index for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Equity Index pays distributions from net investment income quarterly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19954 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Small Cap Value Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Small Cap Value Fund

1. What is the fund's investment objective?

Small Cap Value seeks long-term capital growth. Income is a secondary objective.

2. What is the fund's investment strategy?

The fund managers use a value investment strategy that looks for smaller companies whose stock price is less than they believe the company is worth in the market. They attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to a level the managers believe more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the stock price or may be outside of the companies' historical range. The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

Under normal market conditions, the fund managers intend to keep at least 65% of the fund's assets invested in U.S. equity securities of smaller companies. The fund managers consider smaller companies to include those with a market capitalization (the number of outstanding shares times share price) that is not bigger than the largest company in the S&P SmallCap 600/BARRA Value Index. As of March 31, 2000, the largest company in the index had a market capitalization of $2.3 billion, while the median company in the index had a market capitalization of $360 million. The S&P SmallCap 600/BARRA Value Index is an unmanaged stock index which tracks the performance of small companies that may be attractive to investors using the value style of investing.

When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

Additional information about Small Cap Value's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
  The value of Small Cap Value's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. If the market does not consider the individual stocks purchased by Small Cap Value to be undervalued, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.
  Small Cap Value invests primarily in securities of smaller companies. These smaller companies may present greater opportunities for capital appreciation, but also may involve greater risks than larger companies. As a result, the value of the stocks issued by these smaller companies may go up and down more than the stocks of larger issuers. This price volatility may be reflected in the share price of the fund.

In summary, Small Cap Value is intended for investors who seek long-term capital growth through an equity fund investing in smaller companies utilizing the value style of investing and who are willing to accept the risks associated with that investment strategy.

Fund Performance

The following bar chart shows the actual performance of Small Cap Value's Investor Class shares for each full calendar year since the fund's inception on July 31, 1998. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

      1999
      -0.86%
  As of March 31, 2000, the end of the most recent calendar quarter, Small Cap Value's year-to-date return was 6.94%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                    Highest                 Lowest
================================================================================
Small Cap Value                     15.80% (2Q 1999)        -7.88% (3Q 1999)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The S&P SmallCap 600/BARRA Value Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

--------------------------------------------------------------------------------
                                                1 year         Life of Fund(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
    Small Cap Value                              14.37%            5.61%
    S&P SmallCap 600/BARRA
      Value Index                                17.14%            2.04%
--------------------------------------------------------------------------------
  The inception date for Small Cap Value is July 31, 1998.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                                1.25%
    Distribution and Service (12b-1) Fees                         None
    Other Expenses                                                0.00%(1)
    Total Annual Fund Operating Expenses                          1.25%
--------------------------------------------------------------------------------
  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $127               $395             $683              $1,503

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Small Cap Value team:

R. Todd Vingers, Vice President and Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998. He joined American Century in August 1994 as an Investment Analyst. He has a bachelor's degree in business administration from the University of St. Thomas and an MBA in finance and accounting from the University of Chicago. He is a Chartered Financial Analyst.

Benjamin Z. Giele, Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998 and Portfolio Manager since February 1999. He joined American Century in May 1998 as an Investment Analyst. Before joining American Century, he served as an Investment Analyst at USAA Investment Management Company from June 1995 to May 1998 and as an Investment Analyst at Texas Commerce Investment Management from July 1992 to June 1995. He has a bachelor of arts from Rice University and an MBA in finance and accounting from the University of Texas - Austin. He is a Chartered Financial Analyst.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Small Cap Value for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

Small Cap Value pays distributions from net investment income quarterly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19958 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors

[GRAPHIC OMITTED]

AMERICAN CENTURY
Fund Profile

Real Estate Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.

[AMERICAN CENTURY LOGO]

April 27, 2000
Investor Class

Real Estate Fund

1. What is the fund's investment objective?

The Real Estate Fund seeks long-term capital appreciation. Income is a secondary objective.

2. What is the fund's investment strategy?

The fund invests primarily in real estate securities. These securities include securities issued by real estate investment trusts (REITs) and securities of companies engaged in the real estate industry. The fund managers look for real estate securities they believe will provide superior returns to the fund. They attempt to focus the fund's investments on real estate companies and REITs with the potential for stock price appreciation, plus strong growth of cash flow to investors.

The fund managers' real estate securities investment philosophy is that consistently excellent investment results can be achieved through superior stock selection (based on both public equity and private real estate market factors) and risk managed portfolio construction. The fund managers use a disciplined investment process to manage the fund focusing on superior stock selection rather than sector or theme bets. The portfolio management process relies on a continuous screen of the target universe of investments to identify companies exhibiting superior financial strength, operating returns and growth prospects that are attractively priced at any given time.

The investment style of the fund is growth at a reasonable price. The fund managers evaluate each company's ability to generate earnings over an earnings cycle, not just for the next one or two years. The fund managers focus research efforts on determining the normalized earnings and earnings growth of a company from which they determine if the company's current price fully reflects its long-term value.

Under normal conditions, the fund managers intend to keep at least 80% of the fund's assets invested in equity securities of REITs or real estate companies. A company is considered to be a real estate company if, in the opinion of the fund managers, at least 50% of its revenues or 50% of the market value of its assets, at the time its securities are purchased by the fund, are attributed to the ownership, construction, management or sale of real estate.

The fund may invest up to 20% of its assets in other types of securities. These securities may include non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

Additional information about the Real Estate Fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. What are the significant risks of investing in the fund?

  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.
  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
  The value of the Real Estate Fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
  Because the value of the fund's investments may be affected by the value of the real estate owned by the companies in which it invests, the Real Estate Fund may be subject to certain risks similar to those associated with directly owning real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters.
  The fund concentrates its investments in real estate companies. As a result, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. In addition, market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

In summary, the Real Estate Fund is intended for investors who seek long-term capital growth through an equity fund investing in real estate securities and who are willing to accept the risks associated with that investment strategy. Because of the fund's policy of concentrating its investments in real estate securities, an investment in the fund should not be considered a complete investment program.

Fund Performance

The following bar chart shows the actual performance of the Real Estate Fund's Investor Class shares for each full calendar year since the fund's inception on September 21, 1995. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

Calendar Year-By-Year Returns(1)

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

            1999        1998        1997        1996
            -2.71%      -18.10%     25.21%      40.81%
  As of March 31, 2000, the end of the most recent calendar quarter, Real Estate's year-to-date return was 1.25%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
================================================================================
Real Estate                   19.92% (4Q 1996)        -13.35% (3Q 1998)

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The Wilshire REIT Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

--------------------------------------------------------------------------------
                                    1 year            Life of Fund(1)
--------------------------------------------------------------------------------
Average Annual Total Returns (period ended March 31, 2000)
--------------------------------------------------------------------------------
    Real Estate                     2.87%                9.27%
    Wilshire REIT Index             4.70%                8.14%(2)
--------------------------------------------------------------------------------
  The inception date for the Real Estate Fund is September 21, 1995.
  Since September 30, 1995, the date closest to the fund's inception for which data are available.

4. What are the fund's fees and expenses?

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds or to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
    Management Fee                                          1.20%(1)
    Distribution and Service (12b-1) Fees                   None
    Other Expenses                                          0.00%(2)
    Total Annual Fund Operating Expenses                    1.20%
--------------------------------------------------------------------------------
  Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

Example

Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
            1 year            3 years           5 years           10 years
--------------------------------------------------------------------------------
             $122              $380              $657              $1,447

Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. Who are the fund's investment advisor and portfolio managers?

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century Investment Management, Inc. has, in turn, hired J.P. Morgan Investment Management Inc. to make the day-to-day investment decisions for the fund. J.P. Morgan Investment Management Inc. performs this function under the supervision of American Century Investment Management, Inc. and the fund's Board of Directors. Identified below is the portfolio manager for the J.P. Morgan Investment Management Inc. team:

Daniel P. O'Connor, Portfolio Manager, has been a member of the team that manages the Real Estate Fund since January 2000. He joined J.P. Morgan Investment Management Inc. in February 1996 and is a portfolio manager of all real estate security portfolios at J.P. Morgan Investment Management Inc. From July 1994 to January 1996, he was the director of Real Estate Securities at INVESCO. Prior to that time, he was the supervisor of investments at the Delta Air Lines pension fund. He has a bachelor of science from Indiana University, an MS from Clemson University and an MBA in finance from the University of Chicago Graduate School of Business. He is a Chartered Financial Analyst.

The representative of American Century Investment Management, Inc. who oversees the management of the fund is identified as follows:

Mark L. Mallon, Chief Investment Officer—Value and Quantitative Equities and Senior Vice President, joined American Century in April 1997. From August 1978 until he joined American Century, he was employed in several positions by Federated Investors and served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since 1990. He has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered Financial Analyst.

6. How do I buy fund shares?

American Century offers several ways to purchase shares

  Complete and return an application along with an investment check made payable to American Century Investments
  If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund
  Call us and send your investment by bank wire transfer

Your initial investment must be at least $2,500 ($1,000 for traditional and Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. How do I sell fund shares?

You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in the fund for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. How are fund distributions made and taxed?

The Real Estate Fund pays distributions from net investment income quarterly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.

The fund also may receive returns of capital from REITs in which it invests, which will be distributed to fund shareholders. Returns of capital distributions are generally not taxable to the fund's shareholders, but may decrease the cost basis of fund shares for those shareholders who do not reinvest distributions. Distributions are reinvested automatically in additional shares unless you choose another option.

9. What services are available?

American Century offers several ways to make it easier for you to manage your account, such as telephone transactions
  wire and electronic funds transfers
  24-hour Automated Information Line transactions
  24-hour online Internet account access and transactions

You will find more information about these choices in Your Guide to American Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Visit our Web site at www.americancentury.com

SH-PRF-19962 0004

Funds Distributor, Inc. and American Century Investment Services, Inc., Distributors